RESEARCH TAX CREDIT	6 Months Ended
Jun. 30, 2014
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]
3. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the six month period ended June 30, 2014, the credit amounted to $2,745,000 ($1,307,000 for the three-month period ended June 30, 2014) compared to $2,508,000 for the six month period ended June 30, 2013 ($1,218,000 for the three-month period ended June 30, 2013).